Long-Term Loans - Additional Information (Detail) - USD ($)				12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 13, 2016	Aug. 07, 2014
Debt Instrument [Line Items]
Percentage of initial interest margin		1.45%		1.15%	1.15%
Commitment fee applicable for unused amount of RCF				35.00%
Line of credit facility, actual interest rate				2.84%	2.15%
Term loan maturity date				Jun. 13, 2020
Term loan revised maturity date				Jun. 13, 2021
Leverage covenant ratio				2.75
Covenant description				Conditions include that there not be an event of default, the leverage covenant (as described above) not exceeding 2.0 to 1.0 when most recently tested and a look forward certificate being issued pursuant to which the SD U.K. Group would confirm that it is projected to remain in compliance with the financial maintenance covenants detailed above for the next six months). In addition, subject to certain exceptions, all transactions between the SD U.K. Group and the Company and its other subsidiaries must be on an arm’s length basis.
Maximum [Member]
Debt Instrument [Line Items]
Interest coverage covenant ratio				4.0
Credit Agreement [Member] | JP Morgan Chase Bank, N.A. [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 297,000,000
Debt instrument discount							$ 3,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of term and revolving loan facilities			$ 15,000,000
Amount available under RCF				$ 11,250,000
Revolving Credit Facility [Member] | Currency Hedging [Member]
Debt Instrument [Line Items]
RCF utilized for hedging				3,750,000
U K Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of term and revolving loan facilities						$ 125,000,000
Repayment of annual installments				20,000,000
Term Loan [Member] | U K Facility [Member]
Debt Instrument [Line Items]
Amount borrowed under term and revolving loan facilities			$ 110,000,000
Term loans principal outstanding				$ 73,600,000
Annual installments on term loan	$ 16,400,000
Final payment of debt	$ 40,900,000